Recently Issued Accounting Standards	12 Months Ended
Dec. 31, 2012
Recently Issued Accounting Standards

13. Recently Issued Accounting Standards

The Financial Accounting Standards Board (“FASB”) recently issued the following standard which the Partnership reviewed to determine the potential impact on its financial statements upon adoption.

On July 27, 2012, the FASB issued authoritative guidance related to the testing of indefinite-lived intangible assets for impairment. The guidance provides with the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more-likely-than-not that the indefinite-lived asset is impaired. If, after assessing the total events or circumstances, we determine that it is not more likely than not that the indefinite-lived asset is impaired, then we are not required to take further action. However, if we conclude otherwise, then we are required to determine the fair value of the indefinite-lived intangible asset and perform the quantitative impairment test by comparing the fair value with the carrying amount. The guidance also gives us the option to bypass the qualitative assessment for any period and proceed directly to performing the quantitative impairment test and resume performing the qualitative assessment in any subsequent period. This guidance will be effective for us beginning January 1, 2013 and will not have a material impact on our consolidated financial statements.